Results related to associates (Details)	1 Months Ended	3 Months Ended	6 Months Ended
	May 31, 2021 EUR (€) director	Jun. 30, 2020 EUR (€)	Jun. 30, 2021 EUR (€)	Jun. 30, 2020 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of associates [line items]
Investments in associates			€ 224,000		€ 107,000
Results related to associates		€ (52,000)	€ (107,000)	€ (186,000)
Yarrow Biotechnology, Inc
Disclosure of associates [line items]
Proportion of ownership interest in associate	8.00%		8.00%
Investments in associates	€ 224,000
Total number of board members | director	3
Right to appoint number of board member | director	1
Wings Therapeutics Inc
Disclosure of associates [line items]
Results related to associates			€ (107,000)	€ (186,000)